Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax examination period		4 years
Provision for income taxes	$ 18,000	$ 2,386,000
Undistributed capital gains		7,997,377
Aggregate cost of investments that generated these undistributed gains for U.S. federal income tax purposes		$ 334,389,280